MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
	December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$19,600	$7	$21	$19,586
Government agencies	7,672	-	10	7,662
Government debentures	6,925	-	21	6,904
	$34,197	$7	$52	$34,152

Matures after one year through three years:
Corporate debentures	$19,009	$46	$61	$18,994
Government agencies	12,750	4	61	12,693
Government debentures	11,791	36	50	11,777
	$43,550	$86	$172	$43,464

Total	$77,747	$93	$224	$77,616